Derivatives and hedging activities - Contingent credit risk (Details 3) - CHF (SFr) SFr in Billions	Dec. 31, 2019	Dec. 31, 2018
Contingent credit risk
Current net exposure	SFr 3.4	SFr 4.0
Collateral posted	2.8	3.5
Impact of a one-notch downgrade event
Contingent credit risk
Collateral posted	0.1	0.2
Impact of a two-notch downgrade event
Contingent credit risk
Collateral posted	0.2	1.0
Impact of a three-notch downgrade event
Contingent credit risk
Collateral posted	0.9	1.3
Bilateral counterparties
Contingent credit risk
Current net exposure	3.1	3.6
Collateral posted	2.7	3.4
Bilateral counterparties | Impact of a one-notch downgrade event
Contingent credit risk
Collateral posted	0.1	0.2
Bilateral counterparties | Impact of a two-notch downgrade event
Contingent credit risk
Collateral posted	0.2	0.9
Bilateral counterparties | Impact of a three-notch downgrade event
Contingent credit risk
Collateral posted	0.7	1.0
Special purpose entities
Contingent credit risk
Current net exposure	0.0	0.1
Collateral posted	0.1	0.1
Special purpose entities | Impact of a one-notch downgrade event
Contingent credit risk
Collateral posted	0.0	0.0
Special purpose entities | Impact of a two-notch downgrade event
Contingent credit risk
Collateral posted	0.0	0.0
Special purpose entities | Impact of a three-notch downgrade event
Contingent credit risk
Collateral posted	0.1	0.1
Accelerated terminations
Contingent credit risk
Current net exposure	0.3	0.3
Accelerated terminations | Impact of a one-notch downgrade event
Contingent credit risk
Collateral posted	0.0	0.0
Accelerated terminations | Impact of a two-notch downgrade event
Contingent credit risk
Collateral posted	0.0	0.1
Accelerated terminations | Impact of a three-notch downgrade event
Contingent credit risk
Collateral posted	SFr 0.1	SFr 0.2